Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Expense composition

Years Ended December 31 (millions)	2023	2022	2021
Current income tax expense (recovery)
For current reporting year	$67	$96	$82
Adjustments recognized in the current year for income tax of prior years	(5)	1	1
	62	97	83
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	(55)	(31)	(15)
Adjustments recognized in the current year for income tax of prior years	(2)	1	(4)
	(57)	(30)	(19)
	$5	$67	$64

Rate reconciliations
Our income tax expense and effective income tax rate differs from that calculated by applying the applicable statutory rates for the following reasons:

Years Ended December 31 (millions, except percentages)	2023		2022		2021
Income taxes computed at applicable statutory rates	$5	7.8%	$57	22.7%	$32	22.6%
Non-deductible items	—	—%	9	3.6%	16	11.3%
Withholding and other taxes	18	31.2%	23	9.3%	18	12.7%
Losses not recognized	1	1.7%	7	2.8%	6	4.2%
Foreign tax differential	(12)	(20.3)%	(30)	(12.0)%	(3)	(2.1)%
Adjustments recognized in the current year for income tax of prior years	(7)	(11.9)%	2	0.8%	(3)	(2.1)%
Other	—	—%	(1)	(0.4)%	(2)	(1.5)%
Income tax expense	$5	8.5%	$67	26.8%	$64	45.1%

Temporary differences
Temporary differences comprising the net deferred income tax liability and the amounts of deferred income taxes recognized in the consolidated statement of income and other comprehensive income and the consolidated statement of changes in owners’ equity are estimated as follows:

(millions)	Property, plant and equipment and intangible assets subject to amortization	Net pension and share- based compensation amounts	Debt and equity issue costs	Provisions and other	Non-capital loss carried forward	Leases	Net deferred income tax asset (liability)
As at January 1, 2022	$(316)	$4	$8	$4	$15	$3	$(282)
Deferred income tax (expense) recovery recognized in:
Net income	32	(3)	(2)	9	(5)	(1)	30
Other comprehensive income	8	—	—	(1)	—	—	7
Foreign currency translation	—	—	—	(5)	—	—	(5)
As at December 31, 2022	$(276)	$1	$6	$7	$10	$2	$(250)
Acquired during the year & other	(83)	—	—	2	14	—	(67)
Deferred income tax (expense) recovery recognized in:
Net income	35	2	(2)	4	16	2	57
Other comprehensive income	—	—	—	4	(2)	—	2
Foreign currency translation	(3)	—	—	—	—	—	(3)
As at December 31, 2023	$(327)	$3	$4	$17	$38	$4	$(261)